Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000162155
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
Account Value	$ 26,276	$ 25,530	$ 24,472	$ 24,153	$ 25,120	$ 26,834	$ 26,114	$ 28,408	$ 26,053	$ 26,913	$ 26,278	$ 26,138	$ 24,421	$ 24,826	$ 23,816	$ 24,809	$ 24,166	$ 22,623	$ 22,807	$ 21,084	$ 19,483	$ 20,328	$ 21,485	$ 21,600	$ 21,464	$ 19,639	$ 20,239	$ 20,362	$ 20,438	$ 20,129	$ 18,650	$ 19,630	$ 18,617	$ 16,945	$ 18,527	$ 19,387	$ 17,839	$ 18,555	$ 18,975	$ 20,392	$ 20,441	$ 20,643	$ 22,999	$ 22,323	$ 22,944	$ 22,039	$ 22,641	$ 22,210	$ 21,651	$ 21,457	$ 21,736	$ 21,045	$ 20,866	$ 19,954	$ 19,911	$ 18,414	$ 16,274	$ 16,177	$ 16,755	$ 16,088	$ 15,269	$ 15,072	$ 13,808	$ 12,653	$ 14,792	$ 15,772	$ 15,686	$ 15,561	$ 15,118	$ 14,973	$ 14,882	$ 15,424	$ 15,086	$ 14,087	$ 14,952	$ 14,221	$ 14,291	$ 13,604	$ 12,506	$ 13,834	$ 13,381	$ 14,729	$ 14,935	$ 14,155	$ 13,635	$ 13,524	$ 13,017	$ 13,157	$ 13,022	$ 13,439	$ 13,095	$ 13,055	$ 12,693	$ 12,390	$ 11,856	$ 12,057	$ 11,905	$ 11,827	$ 11,737	$ 11,541	$ 11,516	$ 11,223	$ 11,101	$ 10,904	$ 10,082	$ 10,497	$ 10,559	$ 10,354	$ 10,073	$ 9,971	$ 9,727	$ 9,667	$ 9,135	$ 9,135	$ 9,681	$ 10,042	$ 10,000
C000020634
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Account Value	$ 26,028	25,300	24,257	23,943	24,907	26,613	25,902	28,180	25,848	26,707	26,083	25,944	24,248	24,653	23,655	24,649	24,013	22,487	22,674	20,963	19,377	20,224	21,378	21,495	21,366	19,554	20,155	20,280	20,358	20,060	18,586	19,567	18,560	16,897	18,480	19,343	17,802	18,522	18,943	20,362	20,417	20,623	22,977	22,307	22,934	22,037	22,640	22,212	21,661	21,470	21,756	21,066	20,891	19,983	19,943	18,446	16,309	16,214	16,799	16,129	15,313	15,119	13,857	12,696	14,845	15,833	15,753	15,629	15,188	15,042	14,957	15,501	15,167	14,166	15,040	14,305	14,379	13,692	12,588	13,928	13,474	14,834	15,046	14,263	13,742	13,632	13,124	13,270	13,135	13,561	13,214	13,176	12,816	12,513	11,974	12,181	12,028	11,952	11,868	11,671	11,649	11,353	11,232	11,035	10,205	10,628	10,693	10,488	10,202	10,102	9,859	9,800	9,262	9,269	9,821	10,190		$ 10,045	$ 9,412	$ 9,724	$ 10,161	$ 10,000
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,386	20,283	19,255	19,710	21,150	22,345	21,774	23,735	21,388	21,702	21,551	21,878	19,860	20,046	19,088	20,533	19,824	18,763	19,522	17,396	15,953	17,120	18,191	19,149	18,046	16,689	16,844	17,153	18,013	18,323	16,696	17,854	17,447	15,717	17,382	17,746	16,068	17,508	17,482	19,405	19,166	18,964	20,984	20,525	21,418	20,544	21,168	20,705	21,481	21,072	21,029	20,597	20,392	19,195	18,276	16,821	14,203	13,911	14,392	13,625	13,258	12,805	12,023	10,571	13,505	14,746	15,235	14,808	14,222	13,857	13,575	14,280	14,198	13,261	14,379	13,907	14,204	13,502	12,137	13,773	13,557	15,209	15,584	14,940	14,684	14,580	13,745	13,628	13,454	13,995	13,639	13,694	13,311	13,198	12,423	12,583	12,490	12,073	12,324	12,190	12,174	11,943	11,897	11,572	10,411	10,931	10,811	10,623	10,024	10,030	9,810	9,658	8,944	8,944	9,807	10,325	$ 10,000
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	$ 18,873	$ 17,916	$ 18,340	$ 19,679	$ 20,791	$ 20,260	$ 22,084	$ 19,901	$ 20,192	$ 20,052	$ 20,356	$ 18,479	$ 18,651	$ 17,760	$ 19,105	$ 18,445	$ 17,458	$ 18,164	$ 16,186	$ 14,843	$ 15,929	$ 16,926	$ 17,817	$ 16,790	$ 15,528	$ 15,673	$ 15,960	$ 16,760	$ 17,048	$ 15,534	$ 16,613	$ 16,233	$ 14,624	$ 16,174	$ 16,511	$ 14,951	$ 16,290	$ 16,266	$ 18,055	$ 17,833	$ 17,645	$ 19,524	$ 19,098	$ 19,928	$ 19,115	$ 19,696	$ 19,265	$ 19,987	$ 19,607	$ 19,566	$ 19,164	$ 18,973	$ 17,860	$ 17,005	$ 15,651	$ 13,215	$ 12,944	$ 13,391	$ 12,677	$ 12,335	$ 11,914	$ 11,186	$ 9,835	$ 12,565	$ 13,720	$ 14,175	$ 13,778	$ 13,233	$ 12,894	$ 12,631	$ 13,287	$ 13,211	$ 12,339	$ 13,379	$ 12,940	$ 13,216	$ 12,563	$ 11,293	$ 12,815	$ 12,614	$ 14,151	$ 14,500	$ 13,901	$ 13,663	$ 13,566	$ 12,789	$ 12,680	$ 12,518	$ 13,022	$ 12,690	$ 12,742	$ 12,385	$ 12,280	$ 11,559	$ 11,708	$ 11,621	$ 11,233	$ 11,466	$ 11,342	$ 11,327	$ 11,113	$ 11,069	$ 10,767	$ 9,687	$ 10,171	$ 10,059	$ 9,884	$ 9,327	$ 9,333	$ 9,127	$ 8,986	$ 8,322	$ 8,322	$ 9,125	$ 9,607		$ 9,304	$ 8,808	$ 9,263	$ 9,884	$ 10,000